Subsequent Events - Additional Information (Detail) (Subsequent Event)	0 Months Ended
	Mar. 20, 2014 Noah Financial Express (Wuhu) Microfinance Co., Ltd. CNY	Feb. 28, 2014 Series B Preferred Stock USD ($)
Subsequent Event [Line Items]
Investments in PPDAI Group Inc		$ 2,224,999
Percentage of investee's issued share capital		2.62%
Proceeds from credit facility	50,000,000